Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

December 19, 2022

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 601 (the “Fund”)

(File No. 333-268502) (CIK# 1936068)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Interest Rate Outlook Trust, Series 7 (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on November 21, 2022. We received comments from the staff of the Commission in a conversation between Anu Dubey and Matthew Wirig on December 13, 2022 requesting that we make certain changes to the Registration Statement and address certain items. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

Comment 1. The staff requested confirmation that any fund of funds investment agreements required under Rule 12d1-4(b)(2)(iv) under the Investment Company Act of 1940 (the “1940 Act”) have been filed in connection with the Trust to the extent the Trust is relying on a Rule 12d1-4 exemption. The Sponsor has confirmed that it does not intend to rely on a Rule 12d1-4 exemption in connection with the acquisition of any funds by the Trust but to the extent it were to rely on a Rule 12d1-4 exemption in the future, it would file a fund of funds investment agreement to the extent required under the rule.

Comment 2. The comment requested that a principal risk factor be added that describes the risk that the securities may not perform well in a falling interest rate environment even though they were specifically selected to perform well in a falling interest rate environment. This disclosure is already included in the third bulletpoint under “Investment Summary-Principal Risk Considerations”.

Comment 3. The comment requested that the first bullet point listed under “Investment Summary-Principal Risk Considerations” be revised to describe the reasons more fully behind the risk that security prices will fluctuate in light of the characteristics of the Trust’s portfolio holdings and market conditions. Additional disclosure has been added to this bullet point in accordance with the staff’s comment.

Comment 4. The comment requested that the fourth and fifth bullet points listed under “Investment Summary-Principal Risk Considerations” be revised to describe the reasons more fully behind the interest rate and interest/principal payment risks in light of the characteristics of the Trust’s portfolio holdings and market conditions. Additional disclosure has been added to these bullet points in accordance with the staff’s comment.

Comment 5. The staff noted the derivative risks in the “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections of the prospectus and requested that additional disclosure be added describing the underlying funds’ derivative investments in the “Investment Summary—Principal Investment Strategy” section of the prospectus or describe why the Sponsor believes that the current risk disclosure is appropriate. The Sponsor confirmed that selecting funds that invest using derivatives is not a part of the Trust’s principal investment strategy, but many funds’ policies allow for some use of derivatives. As a result, the Sponsor believes that including risk disclosure about funds’ use of derivatives is appropriate but does not view this to be part of the Trust’s principal investment strategy.

Comment 6. The staff requested confirmation that the Trust will not rely on Rule 12d1-4 to purchase fund shares not in compliance with the complex fund structures restrictions in Rule 12d1-4(b)(3). As noted above, the Sponsor has confirmed that the Trust does not intend to rely on a Rule 12d1-4 exemption in connection with the acquisition of any funds by the Trust and has confirmed that the Trust will not rely on Rule 12d1-4 to purchase fund shares not in compliance with the complex fund structures restrictions in Rule 12d1-4(b)(3).

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on February 9, 2023. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP